Shareholder Report, Holdings (Details)	Jan. 31, 2026
Fidelity Advisor Semiconductors Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Semiconductors Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Semiconductors Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Semiconductors Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Semiconductors Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Semiconductors Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Fidelity Advisor Semiconductors Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Semiconductors Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Semiconductors Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Semiconductors Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Semiconductors Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Semiconductors Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Semiconductors Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Semiconductors Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Semiconductors Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Semiconductors Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Semiconductors Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Semiconductors Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Semiconductors Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Semiconductors Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Fidelity Advisor Semiconductors Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Semiconductors Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Semiconductors Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Semiconductors Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Semiconductors Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Semiconductors Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Semiconductors Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Semiconductors Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Semiconductors Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Semiconductors Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Semiconductors Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Semiconductors Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Semiconductors Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Semiconductors Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Fidelity Advisor Semiconductors Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Semiconductors Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Semiconductors Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Semiconductors Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Semiconductors Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Semiconductors Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Semiconductors Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Semiconductors Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Semiconductors Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Semiconductors Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Semiconductors Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Semiconductors Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Semiconductors Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Semiconductors Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Fidelity Advisor Semiconductors Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Semiconductors Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Semiconductors Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Semiconductors Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Semiconductors Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Semiconductors Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Semiconductors Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Semiconductors Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Semiconductors Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Semiconductors Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Semiconductors Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Semiconductors Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Semiconductors Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Semiconductors Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Semiconductors Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Semiconductors Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Fidelity Advisor Semiconductors Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Semiconductors Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Semiconductors Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Semiconductors Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Semiconductors Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Semiconductors Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Semiconductors Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity Advisor Semiconductors Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Industrials Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Industrials Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Industrials Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Industrials Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Industrials Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Industrials Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Industrials Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Industrials Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Industrials Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Industrials Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Industrials Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Industrials Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Industrials Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Industrials Fund - Class Z | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Industrials Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Industrials Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Industrials Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Industrials Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Industrials Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Industrials Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Industrials Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Industrials Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Industrials Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Industrials Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Industrials Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Industrials Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Industrials Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Industrials Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Industrials Fund - Class M | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Industrials Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Industrials Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Industrials Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Industrials Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Industrials Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Industrials Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Industrials Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Industrials Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Industrials Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Industrials Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Industrials Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Industrials Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Industrials Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Industrials Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Industrials Fund - Class I | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Industrials Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Industrials Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Industrials Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Industrials Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Industrials Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Industrials Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Industrials Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Industrials Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Industrials Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Industrials Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Industrials Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Industrials Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Industrials Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Industrials Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Industrials Fund - Class C | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Industrials Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Industrials Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Industrials Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Industrials Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Industrials Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Industrials Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Industrials Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Industrials Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Advisor Industrials Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Industrials Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Industrials Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Industrials Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Industrials Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Industrials Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Industrials Fund - Class A | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor Industrials Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Health Care Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Health Care Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Health Care Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Health Care Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Health Care Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Health Care Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Health Care Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Health Care Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Health Care Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Health Care Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Health Care Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Health Care Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Health Care Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Health Care Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Health Care Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Health Care Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Health Care Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Health Care Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Health Care Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Health Care Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Health Care Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Health Care Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Health Care Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Health Care Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Health Care Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Health Care Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Health Care Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Health Care Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Health Care Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Health Care Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Health Care Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Health Care Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Health Care Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Health Care Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Health Care Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Health Care Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Health Care Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Health Care Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Health Care Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Health Care Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Health Care Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Health Care Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Health Care Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Health Care Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Health Care Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Health Care Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Health Care Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Health Care Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Health Care Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Health Care Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Health Care Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Health Care Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Health Care Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Health Care Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Health Care Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Health Care Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Health Care Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Health Care Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Health Care Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Health Care Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Health Care Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Health Care Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Advisor Health Care Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Health Care Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Health Care Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Health Care Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Health Care Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Advisor Health Care Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Health Care Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Health Care Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Health Care Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Health Care Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Health Care Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Financials Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Financials Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Financials Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Financials Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Financials Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Financials Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Financials Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Financials Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Advisor Financials Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Financials Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Financials Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Financials Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Financials Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Financials Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Financials Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Financials Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Financials Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Financials Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Financials Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Financials Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Financials Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Financials Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Financials Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Financials Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Financials Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Financials Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Financials Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Financials Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Advisor Financials Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Financials Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Financials Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Financials Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Financials Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Financials Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Financials Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Financials Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Financials Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Financials Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Financials Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Financials Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Financials Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Financials Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Financials Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Financials Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Financials Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Financials Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Financials Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Financials Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Advisor Financials Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Financials Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Financials Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Financials Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Financials Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Financials Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Financials Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Financials Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Financials Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Financials Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Financials Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Financials Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Financials Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Financials Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Financials Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Financials Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Financials Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Financials Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Financials Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Financials Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Advisor Financials Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Financials Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Financials Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Financials Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Financials Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Financials Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Financials Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Financials Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Financials Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Financials Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Financials Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Financials Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Financials Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Financials Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Financials Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Financials Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Financials Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Financials Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Financials Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Financials Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Advisor Financials Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Financials Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Financials Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Financials Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Financials Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Financials Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Financials Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Financials Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Financials Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Financials Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Financials Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Advisor Financials Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Biotechnology Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Biotechnology Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Biotechnology Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Biotechnology Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Biotechnology Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Biotechnology Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Biotechnology Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Biotechnology Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
Fidelity Advisor Biotechnology Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Biotechnology Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Biotechnology Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Biotechnology Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Biotechnology Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Biotechnology Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Biotechnology Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Biotechnology Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Biotechnology Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Biotechnology Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Biotechnology Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Biotechnology Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Biotechnology Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Biotechnology Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Biotechnology Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Biotechnology Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
Fidelity Advisor Biotechnology Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Biotechnology Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Biotechnology Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Biotechnology Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Biotechnology Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Biotechnology Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Biotechnology Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Biotechnology Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Biotechnology Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Biotechnology Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Biotechnology Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Biotechnology Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Biotechnology Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Biotechnology Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Biotechnology Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Biotechnology Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
Fidelity Advisor Biotechnology Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Biotechnology Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Biotechnology Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Biotechnology Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Biotechnology Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Biotechnology Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Biotechnology Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Biotechnology Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Biotechnology Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Biotechnology Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Biotechnology Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Biotechnology Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Biotechnology Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Biotechnology Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Biotechnology Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Biotechnology Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
Fidelity Advisor Biotechnology Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Biotechnology Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Biotechnology Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Biotechnology Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Biotechnology Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Biotechnology Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Biotechnology Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Biotechnology Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Biotechnology Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Biotechnology Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Biotechnology Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Biotechnology Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Biotechnology Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Biotechnology Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Biotechnology Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Biotechnology Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Biotechnology Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
Fidelity Advisor Biotechnology Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Biotechnology Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Biotechnology Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Biotechnology Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Biotechnology Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Advisor Biotechnology Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Biotechnology Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Biotechnology Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Industrials Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Select Industrials Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Select Industrials Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Industrials Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Industrials Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Industrials Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Industrials Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Industrials Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Industrials Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Industrials Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Industrials Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Select Industrials Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Select Industrials Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Select Industrials Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Select Industrials Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Industrials Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Industrials Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Industrials Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Industrials Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Industrials Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Industrials Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select Industrials Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Select Industrials Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%